CONSOLIDATED STATEMENT OF FINANCIAL POSITION - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Current Assets
Cash and cash equivalents	$ 28,983,491	$ 14,825,532
Trade and other receivables	2,980,102	5,437,357
Prepayments and other assets	1,557,525	855,716
Inventories	1,057,764	1,155,826
Total Current Assets	34,578,882	22,274,431
Non-Current Assets
Plant and equipment	1,838,515	742,583
Patents-in-progress	320,676
Total Non-Current Assets	2,159,191	742,583
TOTAL ASSETS	36,738,073	23,017,014
Current Liabilities
Trade and other payables	5,633,562	3,487,582
Provisions	650,359	395,535
Total Current Liabilities	6,283,921	3,883,117
Non-Current liabilities
Contract liability	610,674
Finance lease	54,057	134,338
Total Non-Current liabilities	664,731	134,338
TOTAL LIABILITIES	6,948,652	4,017,455
NET ASSETS	29,789,421	18,999,559
Equity attributable to equity holders of the parent:
Contributed equity	204,279,078	162,801,028
Accumulated losses	(183,753,106)	(148,592,879)
Reserves	9,263,449	4,791,410
TOTAL EQUITY	$ 29,789,421	$ 18,999,559